Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - AGBA Group Holding Ltd. [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 129,660	$ 85,955
Restricted cash		15,356,580
Amounts due from subsidiaries	908,811
Deposit, prepayments, and other receivables	453,620	1,715
Total current assets	1,625,161	15,444,250
Investments in subsidiaries	13	13
Total non-current assets	13	13
TOTAL ASSETS	1,625,174	15,444,263
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Other payable and accrued liabilities	3,738,639	6,577,351
Amounts due to subsidiaries	13	13
Amounts due to the related companies		1,327,107
Forward share purchase liability		13,491,606
Total current liabilities	3,738,652	21,396,077
Warrant liabilities		4,548
Total long-term liabilities		4,548
TOTAL LIABILITIES	3,738,652	21,400,625
Commitments and contingencies (Note 24)
Ordinary shares, $0.001 par value; 200,000,000 shares authorized, 68,661,998 and 58,376,985 shares issued and outstanding as of December 31, 2023 and 2022, respectively	68,662	58,377
Ordinary shares to be issued	4,854	1,665
Additional paid-in capital	19,507,136	1,867,335
Accumulated deficit	(21,694,130)	(7,883,739)
Total shareholders’ deficit	(2,113,478)	(5,956,362)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	1,625,174	15,444,263
Related Party [Member]
ASSETS
Amounts due from the holding company	$ 133,070